Safeco Corporation Letterhead

SAFECO Plaza                                            Phone:   (206) 545-5000
Seattle, WA  98185-0001

May 1, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


         Re:      SAFECO Resource Series Trust
                  1933 Act File Number - 033-06547
                  1940 Act File Number - 811-04717


Commissioners:


Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that each of the form of the (i) Equity Portfolio, (ii) Growth Opportunities Portfolio, (iii) Northwest Portfolio, (iv) Small Company Value Portfolio, (v) Bond Portfolio and (vi) Money Market Portfolio prospectus and the Statement of Additional Information each dated May 1, 2001, for the above-captioned registrant that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on April 30, 2001 and became effective April 30, 2001.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,


/s/ William E. Crawford

William E. Crawford
Counsel




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